Calamos Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (32.7%)

	Airlines (0.2%)

6,008	Air Canada Pass Through Trust Series 2013-1, Class B* 5.375%, 11/15/22	$5,399

62,666	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	51,845

225,000	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	233,466

174,000	Alaska Airlines Pass Through Trust Series 2020-1, Class B*µ 8.000%, 02/15/27	179,975

72,315	Continental Airlines Pass Through Trust Series 2010-1, Class Aµ 4.750%, 07/12/22	70,189

212,020	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	190,034

119,000	United Airlines Pass Through Trust Series 2019-2, Class Bµ 3.500%, 11/01/29	83,489

		814,397

	Communication Services (3.4%)

345,000	Altice France, SA* 7.375%, 05/01/26	368,149

310,000	Arrow Bidco, LLC* 9.500%, 03/15/24	245,196

200,000	Ashtead Capital, Inc.*µ 4.000%, 05/01/28	208,667

140,000	Brink’s Company*µ 5.500%, 07/15/25	149,066

	CenturyLink, Inc.*

385,000	4.000%, 02/15/27µ	403,159

85,000	5.125%, 12/15/26^	89,289

550,000	Cincinnati Bell, Inc.*^ 8.000%, 10/15/25	583,806

	CSC Holdings, LLC*

500,000	6.625%, 10/15/25µ	523,472

200,000	5.750%, 01/15/30	222,243

840,000	Cumulus Media New Holdings, Inc.* 6.750%, 07/01/26	764,043

280,000	Diamond Sports Group, LLC / Diamond Sports Finance Company*µ^ 5.375%, 08/15/26	215,116

1,165,000	Embarq Corp.µ 7.995%, 06/01/36	1,380,513

	Entercom Media Corp.*

306,000	6.500%, 05/01/27^	275,501

193,000	7.250%, 11/01/24	161,683

	Frontier Communications Corp.*@

700,000	8.000%, 04/01/27	723,453

295,000	8.500%, 04/01/26	291,149

407,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	453,931

285,000	iHeartCommunications, Inc.^ 8.375%, 05/01/27	283,575

335,000	Intelsat Jackson Holdings, SA*@ 9.750%, 07/15/25	223,636

PRINCIPAL AMOUNT		VALUE

290,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	$312,884

500,000	Netflix, Inc.* 4.875%, 06/15/30	588,965

500,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	502,362

1,425,000	Sprint Corp. 7.125%, 06/15/24	1,665,654

	Telesat Canada / Telesat, LLC*

290,000	4.875%, 06/01/27	296,093

85,000	6.500%, 10/15/27	87,576

455,000	United States Cellular Corp. 6.700%, 12/15/33	569,387

395,000	Vodafone Group, PLC^‡ 7.000%, 04/04/79 U.S. 5 yr Swap + 4.87%	472,710

		12,061,278

	Consumer Discretionary (3.6%)

96,000	American Axle & Manufacturing, Inc. 6.875%, 07/01/28	98,100

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

394,000	6.625%, 01/15/28	397,633

124,000	9.875%, 04/01/27	135,003

330,000	Caesars Resort Collection, LLC / CRC Finco, Inc.* 5.250%, 10/15/25	298,015

98,000	Carnival Corp.*^ 10.500%, 02/01/26	101,604

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

750,000	4.750%, 03/01/30	802,399

250,000	4.500%, 08/15/30	265,600

230,000	5.750%, 02/15/26	241,316

96,000	4.250%, 02/01/31^	100,791

475,000	Century Communities, Inc. 6.750%, 06/01/27	508,801

465,000	Dana Financing Luxembourg Sarl*^ 6.500%, 06/01/26	490,387

	DISH DBS Corp.

347,000	7.750%, 07/01/26^	390,175

50,000	7.375%, 07/01/28*	53,125

285,000	ESH Hospitality, Inc.* 4.625%, 10/01/27	274,845

	Expedia Group, Inc.*µ

115,000	7.000%, 05/01/25	124,121

70,000	6.250%, 05/01/25^	76,611

120,000	Ford Motor Companyµ 8.500%, 04/21/23	133,292

	Ford Motor Credit Company, LLC

715,000	4.134%, 08/04/25	733,443

200,000	4.389%, 01/08/26	205,608

210,000	G-III Apparel Group, Ltd.* 7.875%, 08/15/25	211,869

48,000	Gap, Inc.*^ 8.875%, 05/15/27	53,810

395,000	General Motors Financial Company, Inc.µ‡ 6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	384,015

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	goeasy, Ltd.*µ^ 5.375%, 12/01/24	$519,060

440,000	Guitar Center, Inc.* 9.500%, 10/15/21	310,915

280,000	Installed Building Products, Inc.* 5.750%, 02/01/28	297,630

	L Brands, Inc.

292,000	6.875%, 11/01/35	280,104

98,000	9.375%, 07/01/25*	109,361

50,000	6.875%, 07/01/25*µ	53,903

48,000	6.694%, 01/15/27	46,724

	M/I Homes, Inc.

275,000	5.625%, 08/01/25	285,544

130,000	4.950%, 02/01/28	134,271

250,000	Macy’s Retail Holdings, LLC^ 3.875%, 01/15/22	235,206

93,000	Macy’s, Inc.*^ 8.375%, 06/15/25	97,376

830,000	Mattel, Inc.*^ 5.875%, 12/15/27	893,653

300,000	Mclaren Finance, PLC* 5.750%, 08/01/22	246,330

235,000	Meredith Corp.*µ 6.500%, 07/01/25	240,295

	Newell Brands, Inc.

278,000	4.700%, 04/01/26	301,713

48,000	4.875%, 06/01/25	52,262

290,000	PetSmart, Inc.* 5.875%, 06/01/25	298,728

328,000	Rite Aid Corp.* 8.000%, 11/15/26	338,627

	Royal Caribbean Cruises, Ltd.*

100,000	11.500%, 06/01/25^	110,300

51,000	10.875%, 06/01/23µ	53,847

505,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	460,838

270,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	303,461

610,000	Twin River Worldwide Holdings, Inc.* 6.750%, 06/01/27	594,039

50,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	54,515

280,000	VOC Escrow, Ltd.*^ 5.000%, 02/15/28	228,564

		12,627,829

	Consumer Staples (0.8%)

95,000	Edgewell Personal Care Company*µ 5.500%, 06/01/28	102,980

180,000	Energizer Holdings, Inc.* 6.375%, 07/15/26	192,389

755,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 5.875%, 07/15/24	771,157

	Kraft Heinz Foods Company*

48,000	4.250%, 03/01/31µ	52,997

48,000	3.875%, 05/15/27	51,784

395,000	Land O’Lakes, Inc.*µ 7.000%, 09/18/28	354,366

475,000	Post Holdings, Inc.* 5.500%, 12/15/29	521,887

PRINCIPAL AMOUNT		VALUE

615,000	Vector Group, Ltd.* 6.125%, 02/01/25	$611,421

		2,658,981

	Energy (2.6%)

95,000	Apache Corp.µ 5.100%, 09/01/40	92,514

	Buckeye Partners, LP

550,000	3.950%, 12/01/26	551,829

460,000	5.850%, 11/15/43^	423,948

500,000	California Resources Corp.*@ 8.000%, 12/15/22	11,548

415,000	ChampionX Corp. 6.375%, 05/01/26	389,594

	Continental Resources, Inc.

190,000	3.800%, 06/01/24	184,357

145,000	4.375%, 01/15/28^	135,629

475,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	365,942

200,000	eG Global Finance, PLC* 6.750%, 02/07/25	209,460

	EnLink Midstream Partners, LP

835,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	319,425

205,000	4.850%, 07/15/26	159,352

805,000	Enterprise Products Operating, LLCµ‡ 5.250%, 08/16/77 3 mo. USD LIBOR + 3.03%	755,561

	EQT Corp.

465,000	8.750%, 02/01/30µ	539,539

75,000	7.875%, 02/01/25^	82,487

43,000	Holly Energy Partners, LP / Holly Energy Finance Corp.* 5.000%, 02/01/28	42,435

153,000	Laredo Petroleum, Inc.^ 10.125%, 01/15/28	108,490

645,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*^ 6.000%, 08/01/26	622,248

425,000	MPLX, LPµ‡ 6.875%, 02/15/23 3 mo. USD LIBOR + 4.65%	372,880

300,000	Murphy Oil Corp. 5.875%, 12/01/27	276,315

	Occidental Petroleum Corp.

525,000	4.300%, 08/15/39^	426,725

397,000	2.700%, 08/15/22	384,510

382,000	2.900%, 08/15/24	360,264

220,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	188,933

85,000	Parsley Energy, LLC / Parsley Finance Corp.*^ 5.250%, 08/15/25	87,328

790,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	553,837

790,000	Transcanada Trustµ‡ 5.300%, 03/15/77 3 mo. USD LIBOR + 3.21%	794,953

85,000	Transocean, Inc.* 8.000%, 02/01/27	41,613

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

280,000	Viper Energy Partners, LP* 5.375%, 11/01/27	$291,386

545,000	W&T Offshore, Inc.* 9.750%, 11/01/23	363,657

47,000	WPX Energy, Inc.^ 5.875%, 06/15/28	48,041

		9,184,800

	Financials (13.8%)

651,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	657,923

216,000	AG Issuer, LLC* 6.250%, 03/01/28	218,965

875,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	929,552

790,000	American International Group, Inc.µ^‡ 5.750%, 04/01/48 3 mo. USD LIBOR + 2.87%	858,367

650,000	Amwins Group, Inc.* 7.750%, 07/01/26	716,261

710,000	AssuredPartners, Inc.* 7.000%, 08/15/25	725,038

	Aviation Capital Group, LLC*µ

163,000	3.500%, 11/01/27	146,420

98,000	3.875%, 05/01/23	96,237

45,000	6.750%, 04/06/21	45,923

1,825,000	Bank of America Corp.^‡ 4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	1,728,813

690,000	Bank of Montreal^‡ 4.800%, 08/25/24 5 year CMT + 2.98%	692,056

1,250,000	Bank of New York Mellon Corp.µ‡ 4.700%, 09/20/25 5 year CMT + 4.36%	1,350,138

1,250,000	Bank of Nova Scotiaµ^‡ 4.900%, 06/04/25 5 year CMT + 4.55%	1,281,463

215,000	Bank OZK‡ 5.500%, 07/01/26 3 mo. USD LIBOR + 4.43%	215,703

600,000	Barclays, PLC‡ 7.875%, 03/15/22 U.S. 5 yr Swap + 6.77%	617,595

380,000	BP Capital Markets, PLCµ‡ 4.875%, 03/22/30 5 year CMT + 4.40%	408,150

855,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*^ 5.750%, 05/15/26	709,394

	Charles Schwab Corp.µ‡

765,000	5.375%, 06/01/25^ 5 year CMT + 4.97%	840,379

400,000	5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	410,474

792,000	CIT Group, Inc.‡ 5.800%, 06/15/22 3 mo. USD LIBOR + 3.97%	621,443

	Citigroup, Inc.‡

2,630,000	5.000%, 09/12/24 SOFR + 3.81%	2,636,338

PRINCIPAL AMOUNT		VALUE

225,000	4.700%, 01/30/25 SOFR + 3.23%	$216,549

	Credit Acceptance Corp.

475,000	6.625%, 03/15/26	500,460

161,000	5.125%, 12/31/24*	163,962

565,000	Credit Suisse Group, AG*‡ 7.500%, 12/11/23 U.S. 5 yr Swap + 4.60%	621,788

60,000	Cushman & Wakefield US Borrower, LLC*µ 6.750%, 05/15/28	64,327

	Discover Financial Servicesµ‡

425,000	5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	397,792

380,000	6.125%, 06/23/25 5 year CMT + 5.78%	404,326

500,000	Donnelley Financial Solutions, Inc. 8.250%, 10/15/24	507,285

1,700,000	Fifth Third Bancorpµ‡ 4.500%, 09/30/25 5 year CMT + 4.22%	1,733,320

253,000	Global Aircraft Leasing Company, Ltd.* 6.500%, 09/15/24 7.250% PIK rate	157,814

1,570,000	Goldman Sachs Group, Inc.µ‡ 4.400%, 02/10/25 5 year CMT + 2.85%	1,485,314

427,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	434,103

50,000	HAT Holdings I, LLC / HAT Holdings II, LLC*µ 6.000%, 04/15/25	53,859

910,000	HUB International, Ltd.*^ 7.000%, 05/01/26	953,926

	Huntington Bancshares, Inc.µ‡

375,000	5.625%, 07/15/30 10 year CMT + 4.95%	414,161

220,000	5.700%, 04/15/23 3 mo. USD LIBOR + 2.88%	204,666

430,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.^ 5.250%, 05/15/27	453,312

300,000	ILFC E-Capital Trust II*µ‡ 3.270%, 12/21/65 3 mo. USD LIBOR + 1.80%	155,216

485,000	Iron Mountain, Inc.*µ 5.250%, 03/15/28	510,108

	Jefferies Finance, LLC / JFIN Co- Issuer Corp.*

700,000	7.250%, 08/15/24	647,584

490,000	6.250%, 06/03/26µ	497,024

2,745,000	JPMorgan Chase & Companyµ‡ 4.600%, 02/01/25 SOFR + 3.13%	2,671,832

501,000	KeyCorpµ‡ 5.000%, 09/15/26 3 mo. USD LIBOR + 3.61%	496,238

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

424,000	5.250%, 10/01/25	386,747

43,000	4.250%, 02/01/27	36,377

575,000	Lloyds Banking Group, PLC‡ 7.500%, 06/27/24 U.S. 5 yr Swap + 4.76%	608,316

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

760,000	Markel Corp.µ‡ 6.000%, 06/01/25 5 year CMT + 5.66%	$801,564

1,340,000	MetLife, Inc.µ 6.400%, 12/15/66	1,655,838

380,000	Nationwide Financial Services, Inc.µ 6.750%, 05/15/87	454,835

	Navient Corp.

622,000	5.000%, 03/15/27	596,336

215,000	6.750%, 06/25/25^	225,235

580,000	Nordea Bank Abp*µ‡ 6.625%, 03/26/26 5 year CMT + 4.11%	631,832

75,000	OneMain Finance Corp.^ 8.875%, 06/01/25	84,909

113,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer*^ 7.500%, 06/01/25	120,382

147,000	PNC Financial Services Group, Inc.µ‡ 6.750%, 08/01/21 3 mo. USD LIBOR + 3.68%	149,905

1,725,000	Principal Financial Group, Inc.µ^‡ 3.436%, 05/15/55 3 mo. USD LIBOR + 3.04%	1,574,580

1,265,000	Progressive Corp.µ^‡ 5.375%, 03/15/23 3 mo. USD LIBOR + 2.54%	1,276,277

560,000	Prudential Financial, Inc.^‡ 5.700%, 09/15/48 3 mo. USD LIBOR + 2.67%	662,530

500,000	QBE Insurance Group, Ltd.*^‡ 5.875%, 05/12/25 5 year CMT + 5.51%	523,805

2,530,000	State Street Corp.^‡ 5.625%, 12/15/23 3 mo. USD LIBOR + 2.54%	2,530,645

98,000	StoneX Group, Inc.* 8.625%, 06/15/25	105,256

165,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	164,905

	Truist Financial Corp.µ‡

1,280,000	4.800%, 09/01/24 5 year CMT + 3.00%	1,282,720

375,000	4.950%, 09/01/25 5 year CMT + 4.61%	400,350

575,000	UBS Group, AG*^‡ 7.000%, 01/31/24 U.S. 5 yr Swap + 4.34%	614,730

2,370,000	US Bancorpµ^‡ 5.300%, 04/15/27 3 mo. USD LIBOR + 2.91%	2,477,349

	VICI Properties, LP / VICI Note Company, Inc.*

285,000	4.625%, 12/01/29	300,131

172,000	3.750%, 02/15/27	173,519

86,000	4.125%, 08/15/30	87,133

790,000	Voya Financial, Inc.‡ 6.125%, 09/15/23 5 year CMT + 3.36%	810,137

		48,387,941

PRINCIPAL AMOUNT		VALUE

	Health Care (1.8%)

500,000	Acadia Healthcare Company, Inc. 5.625%, 02/15/23	$508,392

515,000	Bausch Health Companies, Inc.* 5.000%, 01/30/28	518,484

	CHS/Community Health Systems, Inc.

875,000	8.125%, 06/30/24*^	559,965

610,000	8.000%, 03/15/26*	625,104

295,000	6.250%, 03/31/23	298,752

241,000	DaVita, Inc.*^ 4.625%, 06/01/30	257,164

	Encompass Health Corp.

100,000	4.750%, 02/01/30	105,931

100,000	4.500%, 02/01/28	105,797

	Tenet Healthcare Corp.

835,000	6.875%, 11/15/31	804,602

480,000	5.125%, 11/01/27*	510,521

1,250,000	Teva Pharmaceutical Finance Netherlands III, BV 2.800%, 07/21/23	1,215,762

860,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	873,605

		6,384,079

	Industrials (3.6%)

240,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	240,185

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC

490,000	5.750%, 03/15/25	507,449

215,000	4.625%, 01/15/27*	228,857

127,000	4.875%, 02/15/30*^	137,196

275,000	Allison Transmission, Inc.*µ 5.875%, 06/01/29	304,414

	American Airlines Group, Inc.*

200,000	5.000%, 06/01/22	111,919

150,000	3.750%, 03/01/25^	66,749

940,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	962,499

88,000	Avolon Holdings Funding, Ltd.*µ 2.875%, 02/15/25	75,732

525,000	Beacon Roofing Supply, Inc.* 4.875%, 11/01/25	515,537

635,000	Cascades, Inc. /Cascades USA, Inc.*µ 5.125%, 01/15/26	657,850

	Colt Merger Sub, Inc.*

93,000	8.125%, 07/01/27	95,093

93,000	6.250%, 07/01/25	97,522

475,000	Covanta Holding Corp.^ 6.000%, 01/01/27	496,864

575,000	Delphi Technologies, PLC* 5.000%, 10/01/25	636,045

	Delta Air Lines, Inc.µ

49,000	3.800%, 04/19/23	45,781

47,000	7.375%, 01/15/26	46,668

85,000	EnerSys*µ 4.375%, 12/15/27	86,117

501,000	Fly Leasing, Ltd.^ 5.250%, 10/15/24	408,453

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

790,000	General Electric Companyµ^‡ 5.000%, 01/21/21 3 mo. USD LIBOR + 3.33%	$627,177

610,000	Golden Nugget, Inc.*^ 8.750%, 10/01/25	320,284

108,000	GPC Merger Sub, Inc.* 7.125%, 08/15/28	112,590

475,000	Herc Holdings, Inc.* 5.500%, 07/15/27	504,250

82,000	Howmet Aerospace, Inc.µ 6.875%, 05/01/25	93,018

290,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	294,560

10,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	10,813

96,000	MasTec, Inc.* 4.500%, 08/15/28	100,407

107,000	Moog, Inc.*µ^ 4.250%, 12/15/27	109,313

430,000	Nationstar Mortgage Holdings, Inc.* 6.000%, 01/15/27	444,343

	Navistar International Corp.*

175,000	6.625%, 11/01/25	179,607

95,000	9.500%, 05/01/25^	108,608

172,000	Novelis Corp.* 4.750%, 01/30/30	179,907

300,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	264,150

275,000	Patrick Industries, Inc.* 7.500%, 10/15/27	293,692

47,000	Picasso Finance Sub, Inc.*^ 6.125%, 06/15/25	50,215

	Standard Industries, Inc.*

100,000	5.000%, 02/15/27	107,127

47,000	4.375%, 07/15/30	50,831

315,000	Stanley Black & Decker, Inc.µ^‡ 4.000%, 03/15/60 5 year CMT + 2.66%	329,019

	Station Casinos, LLC*^

500,000	5.000%, 10/01/25	474,392

450,000	4.500%, 02/15/28	403,382

	TransDigm, Inc.

655,000	7.500%, 03/15/27	669,191

465,000	6.250%, 03/15/26*	491,191

48,000	United Rentals North America, Inc. 3.875%, 02/15/31	48,000

280,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	287,038

	WESCO Distribution, Inc.*

93,000	7.125%, 06/15/25	102,290

45,000	7.250%, 06/15/28^	49,241

48,000	WR Grace & Co-Conn*^ 4.875%, 06/15/27	51,178

		12,476,744

	Information Technology (0.4%)

345,000	CommScope Technologies, LLC* 6.000%, 06/15/25	353,092

	Dell International, LLC / EMC Corp.*µ

155,000	6.100%, 07/15/27	183,343

80,000	5.850%, 07/15/25	93,562

PRINCIPAL AMOUNT		VALUE

56,000	Fair Isaac Corp.* 4.000%, 06/15/28	$58,635

275,000	MTS Systems Corp.* 5.750%, 08/15/27	267,773

129,000	Open Text Corp.* 3.875%, 02/15/28	134,886

118,000	PTC, Inc.* 4.000%, 02/15/28	124,046

250,000	Vericast Corp.*^ 8.375%, 08/15/22	202,534

		1,417,871

	Materials (1.0%)

90,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	85,696

240,000	ArcelorMittal, SAµ 7.250%, 10/15/39	319,349

285,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	286,717

	Freeport-McMoRan, Inc.

300,000	5.450%, 03/15/43	334,155

285,000	5.000%, 09/01/27	304,178

90,000	5.400%, 11/14/34µ	101,250

	Kaiser Aluminum Corp.*

125,000	4.625%, 03/01/28	124,471

93,000	6.500%, 05/01/25	99,041

75,000	Mineral Resources, Ltd.* 8.125%, 05/01/27	82,982

	New Gold, Inc.*

193,000	6.375%, 05/15/25	200,705

50,000	7.500%, 07/15/27	54,384

95,000	Owens-Brockway Glass Container, Inc.*^ 6.625%, 05/13/27	103,779

	PBF Holding Company, LLC / PBF Finance Corp.

465,000	7.250%, 06/15/25	420,128

48,000	9.250%, 05/15/25*	53,759

80,000	Silgan Holdings, Inc. 4.125%, 02/01/28	82,210

290,000	Trinseo Materials Operating, SCA* 5.375%, 09/01/25	287,017

500,000	Univar Solutions USA, Inc.*^ 5.125%, 12/01/27	528,877

		3,468,698

	Real Estate (0.1%)

	Forestar Group, Inc.*

270,000	8.000%, 04/15/24	291,279

139,000	5.000%, 03/01/28	138,803

95,000	Service Properties Trust 5.250%, 02/15/26	85,621

		515,703

	Utilities (1.4%)

129,000	Calpine Corp.*µ 4.500%, 02/15/28	134,855

200,000	CenterPoint Energy, Inc.µ‡ 6.125%, 09/01/23 3 mo. USD LIBOR + 3.27%	198,965

575,000	CMS Energy Corp.‡ 4.750%, 06/01/50 5 year CMT + 4.12%	615,072

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

800,000	Dominion Energy, Inc.µ‡ 4.650%, 12/15/24 5 year CMT + 2.99%	$810,332

1,045,000	Duke Energy Corp.µ‡ 4.875%, 09/16/24 5 year CMT + 3.39%	1,089,757

205,000	National Rural Utilities Cooperative Finance Corp.µ‡ 5.250%, 04/20/46 3 mo. USD LIBOR + 3.63%	221,465

840,000	NextEra Energy Capital Holdings, Inc.µ^‡ 4.800%, 12/01/77 3 mo. USD LIBOR + 2.41%	889,472

258,000	PPL Capital Funding, Inc.µ‡ 2.973%, 03/30/67 3 mo. USD LIBOR + 2.67%	195,396

375,000	Sempra Energy^‡ 4.875%, 10/15/25 5 year CMT + 4.55%	388,159

395,000	WEC Energy Group, Inc.µ‡ 2.505%, 05/15/67 3 mo. USD LIBOR + 2.11%	307,286

		4,850,759

	TOTAL CORPORATE BONDS (Cost $117,242,138)	114,849,080

CONVERTIBLE BOND (0.1%)

	Consumer Discretionary (0.1%)

333,000	DISH Network Corp. 2.375%, 03/15/24 (Cost $304,310)	306,345

BANK LOANS (2.9%) ¡

	Communication Services (0.4%)

496,250	Clear Channel Outdoor Holdings, Inc.‡ 3.761%, 08/21/26 3 mo. LIBOR + 3.50%	443,576

179,100	iHeartCommunications, Inc.‡ 3.161%, 05/01/26 1 mo. LIBOR + 3.00%	168,155

500,000	Intelsat Jackson Holdings, SA 8.625%, 01/02/24	505,803

145,000	Parexel International Corp.‡ 2.911%, 09/27/24 1 mo. LIBOR + 2.75%	139,769

54,991	Townsquare Media, Inc.‡ 4.000%, 04/01/22 3 mo. LIBOR + 3.00%	52,539

		1,309,842

	Consumer Discretionary (0.3%)

223,080	Michaels Stores, Inc.‡ 3.534%, 01/30/23 1 mo. LIBOR + 2.50%	213,460

172,340	PetSmart, Inc.‡ 5.000%, 03/11/22 3 mo. LIBOR + 4.00%	171,909

266,357	Staples, Inc.‡ 5.687%, 04/16/26 3 mo. LIBOR + 5.00%	230,677

PRINCIPAL AMOUNT		VALUE

487,435	Weight Watchers International, Inc.‡ 5.500%, 11/29/24 1 mo. LIBOR + 4.75%	$485,364

		1,101,410

	Energy (0.1%)

209,342	Par Pacific Holdings, Inc.‡ 7.020%, 01/12/26 3 mo. LIBOR + 6.75%	185,268

	Financials (0.1%)

239,400	Connect Finco Sarl‡ 5.500%, 12/11/26 1 mo. LIBOR + 4.50%	233,914

	Health Care (1.1%)

953,463	Amneal Pharmaceuticals, LLC‡ 3.688%, 05/04/25 1 mo. LIBOR + 3.50%	900,426

676,513	Endo International, PLC‡ 5.000%, 04/29/24 3 mo. LIBOR + 4.25%	649,953

502,465	Gentiva Health Services, Inc.‡ 3.438%, 07/02/25 1 mo. LIBOR + 3.25%	496,499

780,007	Mallinckrodt International Finance, SA‡ 3.500%, 09/24/24 6 mo. LIBOR + 2.75%	655,893

661,321	Ortho Clinical Diagnostics, SA‡ 3.416%, 06/30/25 1 mo. LIBOR + 3.25%	644,788

834,648	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	666,153

		4,013,712

	Industrials (0.5%)

448,875	Dun & Bradstreet Corp.‡ 3.922%, 02/06/26 1 mo. LIBOR + 3.75%	447,519

297,750	Granite US Holdings Corp.‡ 6.322%, 09/30/26 3 mo. LIBOR + 5.25%	262,764

512,379	Navistar International Corp.‡ 3.690%, 11/06/24 1 mo. LIBOR + 3.50%	498,074

686,489	Scientific Games International, Inc.‡ 3.473%, 08/14/24 6 mo. LIBOR + 2.75%	627,279

		1,835,636

	Information Technology (0.4%)

297,733	BMC Software Finance, Inc.‡ 4.411%, 10/02/25 1 mo. LIBOR + 4.25%	288,171

373,125	Camelot U.S. Acquisition 1 Company‡ 3.161%, 10/30/26 1 mo. LIBOR + 3.00%	366,362

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

652,598	VFH Parent, LLC‡ 3.178%, 03/01/26 1 mo. LIBOR + 3.00%	$648,112

		1,302,645

	Materials (0.0%)

134,663	Innophos, Inc.‡ 3.911%, 02/04/27 1 mo. LIBOR + 3.75%	133,484

	TOTAL BANK LOANS (Cost $10,359,227)	10,115,911

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (9.9%)

	Communication Services (0.9%)

	AT&T, Inc.~

19,000	4.750%, 02/18/25	476,520

15,800	5.350%, 11/01/66	419,016

63,250	Qwest Corp.^ 6.500%, 09/01/56	1,549,625

15,650	Telephone & Data Systems, Inc.~ 7.000%, 03/15/60	395,632

15,175	United States Cellular Corp.~ 7.250%, 12/01/64	389,390

		3,230,183

	Consumer Discretionary (0.1%)

8,550	Ford Motor Company~ 6.200%, 06/01/59	202,721

	Energy (0.5%)

41,525	Energy Transfer Operating, LP^‡ 7.625%, 08/15/23 3 mo. USD LIBOR + 4.74%	765,306

29,900	NuStar Energy, LP‡~ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	522,951

28,750	NuStar Logistics, LP^‡~ 7.009%, 01/15/43 3 mo. USD LIBOR + 6.73%	579,025

		1,867,282

	Financials (5.9%)

1,685	Allstate Corp.^ 5.100%, 10/15/24	45,461

42,950	Arch Capital Group, Ltd.^ 5.250%, 09/29/21	1,094,366

31,950	Axis Capital Holdings, Ltd. 5.500%, 11/07/21	817,920

1,580	Bank of America Corp. ‡‡ 7.250%	2,368,436

	Capital One Financial Corp.^

52,600	5.000%, 12/01/24	1,313,948

8,776	4.800%, 06/01/25~	206,675

25,300	CIT Group, Inc.~ 5.625%, 12/15/24	562,925

22,823	Citizens Financial Group, Inc.^~ 5.000%, 01/06/25	566,239

52,454	JPMorgan Chase & Company^ 4.750%, 12/01/24	1,422,028

23,218	KeyCorp.^~ 5.650%, 12/15/23	625,261

NUMBER OF SHARES		VALUE

32,400	Legg Mason, Inc. 5.450%, 09/15/56	$836,244

36,000	MetLife, Inc. 4.750%, 03/15/25	925,200

76,664	Morgan Stanley^ 4.875%, 01/15/25	2,013,963

8,550	Northern Trust Corp.^~ 4.700%, 01/01/25	231,619

31,600	Oaktree Capital Group, LLC^ 6.550%, 09/15/23	849,408

31,600	Prospect Capital Corp.^ 6.250%, 06/15/24	795,372

35,000	Truist Financial Corp. 4.750%, 09/01/25	882,000

	Wells Fargo & Company

74,625	4.750%, 03/15/25^	1,820,850

1,580	7.500% ‡‡	2,135,370

45,790	WR Berkley Corp.^ 5.100%, 12/30/59	1,172,682

		20,685,967

	Industrials (0.2%)

19,700	Air Lease Corp.‡~ 6.150%, 03/15/24 3 mo. USD LIBOR + 3.65%	433,400

6,700	QVC, Inc.^ 6.250%, 11/26/68	151,956

		585,356

	Real Estate (1.5%)

16,375	American Homes 4 Rent^~ 6.250%, 09/19/23	451,295

	Brookfield Property Partners, LP~

22,900	5.750%, 03/31/25	412,200

15,300	6.375%, 09/30/24^	298,197

15,800	Digital Realty Trust, Inc.^~ 5.850%, 03/13/24	431,340

17,100	EPR Properties^~ 5.750%, 11/30/22	290,016

33,200	Federal Realty Investment Trust^ 5.000%, 09/29/22	849,588

34,750	Kimco Realty Corp.^~ 5.250%, 12/20/22	851,722

16,750	PS Business Parks, Inc.^~ 5.200%, 12/07/22	439,520

30,345	Public Storage^ 4.625%, 06/17/25	794,129

16,600	Spirit Realty Capital, Inc.^~ 6.000%, 10/03/22	419,150

		5,237,157

	Utilities (0.8%)

15,800	Algonquin Power & Utilities Corp.^‡~ 6.875%, 10/17/78 3 mo. USD LIBOR + 3.68%	432,130

19,000	Brookfield Renewable Partners, LP~ 5.250%, 03/31/25	486,970

16,150	DTE Energy Company^~ 5.250%, 12/01/77	429,752

4,300	Entergy Arkansas, LLC~ 4.750%, 06/01/63	111,155

17,035	Entergy Louisiana, LLC~ 5.250%, 07/01/52	448,872

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Southern Company^

32,400		5.250%, 10/01/76	$855,036

8,850		4.950%, 01/30/80~	231,870

			2,995,785

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,718,457)	34,804,451

COMMON STOCKS (61.6%)

		Communication Services (5.3%)

5,200,000	GBP	BT Group, PLC	6,681,738

25,000		Facebook, Inc. - Class A~#	6,341,750

487,000	EUR	Orange, SA	5,708,068

			18,731,556

		Consumer Discretionary (4.3%)

155,000		Las Vegas Sands Corp.	6,764,200

301,500		MGM Resorts International	4,851,135

73,000		Royal Caribbean Cruises, Ltd.	3,555,830

			15,171,165

		Consumer Staples (2.7%)

120,000		Coca-Cola Company	5,668,800

75,500		Sysco Corp.	3,990,175

			9,658,975

		Energy (9.4%)

91,500		Chevron Corp.~	7,680,510

335,500		Kinder Morgan, Inc.	4,730,550

207,600		Marathon Petroleum Corp.~	7,930,320

250,000		Royal Dutch Shell, PLC - Class A^~	7,452,500

270,000		Williams Companies, Inc.~	5,165,100

			32,958,980

		Financials (7.2%)

109,500		Discover Financial Services	5,412,585

1,862,000	GBP	Legal & General Group, PLC	5,154,537

19,480,000	GBP	Lloyds Banking Group, PLC	6,637,039

5,918,000	GBP	Natwest Group, PLC	8,150,355

			25,354,516

		Health Care (5.1%)

48,000		Baxter International, Inc.	4,146,240

157,000		Boston Scientific Corp.~#	6,055,490

25,500		UnitedHealth Group, Inc.	7,720,890

			17,922,620

		Industrials (13.7%)

230,000		Air Lease Corp.^~	6,030,600

22,500		Boeing Company~	3,555,000

185,000		Delta Air Lines, Inc.	4,619,450

70,600		L3Harris Technologies, Inc.~	11,884,098

222,000		Lyft, Inc. - Class A^~#	6,489,060

128,500		Raytheon Technologies Corp.~	7,283,380

46,600		Union Pacific Corp.~	8,078,110

			47,939,698

		Information Technology (5.0%)

49,500		Applied Materials, Inc.	3,184,335

8,200		Broadcom, Inc.~	2,597,350

NUMBER OF SHARES			VALUE

27,800		Fidelity National Information Services, Inc.	$4,067,418

28,500		Global Payments, Inc.	5,073,570

55,000		Micron Technology, Inc.#	2,753,025

			17,675,698

		Materials (1.5%)

20,800		Linde, PLC~	5,098,288

		Real Estate (7.4%)

122,000		American Campus Communities, Inc.	4,348,080

1,222,000	GBP	British Land Company, PLC	5,831,513

1,395,000	GBP	Land Securities Group, PLC	10,506,848

191,780		MGM Growth Properties, LLC - Class A~	5,243,265

			25,929,706

		TOTAL COMMON STOCKS (Cost $246,213,597)	216,441,202

EXCHANGE-TRADED FUNDS (7.7%)

		Other (7.7%)

2,600		iShares iBoxx High Yield Corporate Bond ETF^	222,014

143,500		iShares MSCI Emerging Markets ETF^	6,212,115

132,000		iShares MSCI Mexico Capped ETF^	4,293,960

574,500		iShares MSCI United Kingdom ETF~	14,896,785

31,100		iShares Preferred & Income Securities ETF	1,125,198

2,100		SPDR Bloomberg Barclays High Yield Bond ETF	222,810

		TOTAL EXCHANGE-TRADED FUNDS (Cost $32,925,519)	26,972,882

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.7%) #

		Consumer Discretionary (0.1%)

3,015		MGM Resorts International

4,851,135		Call, 08/21/20, Strike $16.50	254,767

295	EUR	Moncler, S.p.A.

5,645,355		Call, 09/17/20, Strike 35.00	140,736

			395,503

		Health Care (0.1%)

360		BioMarin Pharmaceutical, Inc.

4,313,160		Call, 10/16/20, Strike $120.00	334,800

		Industrials (0.1%)

370		Honeywell International, Inc.

5,526,690		Call, 08/21/20, Strike $155.00	45,695

1,200		Southwest Airlines Company

3,706,800		Call, 08/21/20, Strike $34.00	56,400

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

520	Waste Management, Inc.

5,699,200	Call, 08/21/20, Strike $110.00	$100,100

		202,195

	Other (0.4%)

2,520	Invesco QQQ Trust Series

66,979,080	Put, 08/21/20, Strike $255.00	687,960

2,380	SPDR S&P 500 ETF Trust

77,711,760	Put, 08/21/20, Strike $315.00	693,770

		1,381,730

	TOTAL PURCHASED OPTIONS (Cost $4,240,288)	2,314,228

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENT (1.4%)

4,923,696	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.040%*** (Cost $4,923,696)	4,923,696

TOTAL INVESTMENTS (117.0%) (Cost $451,927,232)		410,727,795

LIABILITIES, LESS OTHER ASSETS (-17.0%)		(59,618,104)

NET ASSETS (100.0%)		$351,109,691

COMMON STOCKS SOLD SHORT (-2.2%) #

	Consumer Staples (-2.2%)

(19,800)	Clorox Company	(4,682,898)

(22,800)	Walmart, Inc.	(2,950,320)

	TOTAL COMMON STOCKS SOLD SHORT (Cost $(6,133,219))	(7,633,218)

EXCHANGE-TRADED FUNDS SOLD SHORT (-28.5%) #

	Other (-28.5%)

(277,500)	Consumer Staples Select Sector SPDR Fund	(17,399,250)

(495,400)	Financial Select Sector SPDR Fund	(11,904,462)

(217,500)	SPDR S&P 500 ETF Trust	(71,018,100)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Cost $(94,080,511))	(100,321,812)

TOTAL SECURITIES SOLD SHORT (Proceeds $100,213,730)		(107,955,030)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

WRITTEN OPTIONS (-2.1%) #

		Communication Services (-0.3%)

35		Alphabet, Inc.

5,207,825		Put, 09/18/20, Strike $1,375.00 $	(78,750)

250		Facebook, Inc.

6,341,750		Put, 09/18/20, Strike $200.00	(29,125)

3,700	EUR	Orange, SA

3,667,440		Put, 12/18/20, Strike 12.00	(1,043,841)

			(1,151,716)

		Consumer Discretionary (-0.1%)

6,030		MGM Resorts International

9,702,270		Call, 08/21/20, Strike $18.00	(232,155)

295	EUR	Moncler, S.p.A.

5,645,355		Put, 09/17/20, Strike 31.00	(211,972)

			(444,127)

		Consumer Staples (0.0%)

1,200		Coca-Cola Company

5,668,800		Put, 08/21/20, Strike $42.00	(10,800)

		Energy (0.0%)

2,000		Kinder Morgan, Inc.

2,820,000		Put, 08/21/20, Strike $13.00	(24,000)

		Financials (-0.3%)

1,150	GBP	Legal & General Group, PLC

2,432,026		Put, 12/18/20, Strike 2.80	(1,066,917)

		Health Care (0.0%)

		BioMarin Pharmaceutical, Inc.

240

2,875,440		Call, 08/21/20, Strike $140.00	(18,600)

120

1,437,720		Put, 10/16/20, Strike $110.00	(58,200)

255		Unitedhealth Group, Inc.

7,720,890		Put, 08/21/20, Strike $270.00	(32,002)

			(108,802)

		Industrials (-0.1%)

		Honeywell International, Inc.

370

5,526,690		Put, 09/18/20, Strike $140.00	(112,295)

350

5,227,950		Put, 08/21/20, Strike $130.00	(7,875)

400		Southwest Airlines Company

1,235,600		Put, 09/18/20, Strike $32.50	(131,000)

520		Waste Management, Inc.

5,699,200		Put, 09/18/20, Strike $100.00	(45,500)

			(296,670)

		Information Technology (0.0%)

94		Lam Research Corp.

3,545,304		Call, 07/31/20, Strike $360.00	(151,575)

		Other (-0.9%)

5,350		Financial Select Sector SPDR

11,904,462		Fund

		Call, 07/31/20, Strike $24.00	(32,201)

		Invesco QQQ Trust Series

2,520

66,979,080		Put, 08/21/20, Strike $230.00	(102,060)

See accompanying Notes to Schedule of Investments

Long/Short Equity & Dynamic Income Trust

SCHEDULE OF INVESTMENTS JULY 31, 2020 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

2,520

66,979,080		Put, 09/18/20, Strike $230.00	$(521,640)

1,435		iShares MSCI Emerging Markets

6,212,115		Put, 12/18/20, Strike $40.00	(246,820)

1,320		iShares MSCI Mexico Capped

4,293,960		ETF

		Put, 01/15/21, Strike $40.00	(1,128,600)

2,000		iShares Russell 2000 ETF

29,472,000		Put, 08/21/20, Strike $120.00	(34,000)

		SPDR S&P 500 ETF Trust

2,380

77,711,760		Put, 09/18/20, Strike $295.00	(802,060)

1,190

38,855,880		Put, 08/07/20, Strike $317.00	(108,290)

			(2,975,671)

		Real Estate (-0.4%)

865		American Campus Communities,

3,082,860		Inc.

		Put, 08/21/20, Strike $30.00	(15,138)

725	GBP	British Land Company, PLC

2,654,225		Put, 12/18/20, Strike 5.00	(1,279,997)

			(1,295,135)

		TOTAL WRITTEN OPTIONS (Premium $5,623,872)	(7,525,413)

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $38,356,119.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at July 31, 2020.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $71,267,610.
‡‡	Perpetual maturity.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of July 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Long/Short Equity & Dynamic Income Trust (the “Fund”) was organized as a Delaware statutory trust on September 21, 2017 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on November 29, 2019.

The Fund will invest, under normal circumstances, at least of 80% of its managed assets in a globally diversified portfolio comprised of equity securities which are defined to include common stock, preferred stock, convertible securities and exchange-traded funds (“ETFs”) ( the “Equity Sleeve”), as well as long and short equity positions managed pursuant to a long/short equity strategy (the “Long/Short Component”). The Long/Short Component will comprise at least 50% of the Fund’s managed assets with a focus on absolute returns in a risk-managed format. The Fund may invest up to 20% of its managed assets opportunistically in globally diversified income-producing securities, including high-yield and investment grade corporate securities, leveraged loans, distressed debt securities, securitized products, U.S. Treasuries and sovereign debt issued by foreign governments (the “Fixed Income Sleeve”). Under current market conditions, it is anticipated that the Fund will invest initially 80% of its managed assets in the Equity Sleeve, consisting of equities, of which 60% will be invested in the Long/Short Component, and 20% of its managed assets in the Fixed Income Sleeve. “Managed assets” means the Fund’s total assets (including any assets attributable to any financial leverage that may be outstanding) minus the sum of liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

In March 2017, FASB issued ASU No. 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The ASU shortens the amortization period for certain callable debt securities held at a premium. The Fund adopted this ASU as of November 1, 2019, with no material impact on the Fund’s Schedule of Investments.

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2020 was as follows*:

Cost basis of investments	$346,089,630

Gross unrealized appreciation	12,796,934
Gross unrealized depreciation	(63,639,212)

Net unrealized appreciation (depreciation)	$(50,842,278)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statement of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.